37. Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value of Plan Assets
Fair value measured of assets and liabilities
	Level I	Level II	Level III	Total fair value recorded
Assets
Marketable securities	652	-	-	652
Foreign currency derivatives	-	67	-	67
Interest rate derivatives	-	48	-	48
Balance at December 31, 2020	652	67	-	719
Balance at December 31, 2019	882	58	−	940

Liabilities
Foreign currency derivatives	-	(269)	-	(269)
Commodity derivatives	(10)	−	-	(10)
Balance at December 31, 2020	(10)	(269)	-	(279)
Balance at December 31, 2019	(28)	(110)	−	(138)